Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 16, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Nov. 29, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000103068
Account Value [Line Items]
Account Value	$ 15,601	$ 15,394	$ 15,204	$ 14,854	$ 14,563	$ 14,237	$ 13,815	$ 13,534	$ 12,959	$ 12,874	$ 12,447	$ 12,422	$ 12,266	$ 12,544	$ 12,496	$ 12,426	$ 12,333	$ 12,196	$ 11,889	$ 11,633	$ 11,287		$ 11,697	$ 11,705	$ 11,597	$ 11,466	$ 11,316	$ 11,167	$ 11,181	$ 11,052	$ 10,986	$ 10,885	$ 10,769	$ 10,722	$ 10,635	$ 10,456		$ 10,333	$ 10,163	$ 9,752	$ 9,851	$ 9,948	$ 10,000
C000103069
Account Value [Line Items]
Account Value	15,339	15,159	14,964	14,627	14,347	14,034	13,625	13,354	12,793	12,715	12,300	12,280	12,133	12,426	12,372	12,310	12,223	12,095	11,798	11,551	11,214		11,626	11,640	11,527	11,403	11,272	11,117	11,137	11,014	10,954	10,848	10,748	10,707	10,625	10,452		10,334	10,159	9,753	9,856	9,945	10,000
C000177200
Account Value [Line Items]
Account Value	754,832	744,554	734,394	717,221	703,711	687,028	666,437	652,685	624,721	620,420	600,337	598,876	590,528	604,307	601,824	597,648	592,953	586,845	571,312	559,460	542,699		561,587	562,402	556,460	550,010	543,205	535,296	536,356	529,995	526,665	521,133	515,949	513,569	509,251	500,562	$ 500,000
C000219333
Account Value [Line Items]
Account Value	15,257	15,026	14,814	14,446	14,137	13,795	13,361	13,065	12,486	12,381	11,949	11,901	11,730	11,973	11,906	11,818	11,707	11,557	11,246	10,984	10,638	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205		10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205		10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	566,641	568,279	562,314	563,042	537,310	537,084	526,141	524,752	530,385	519,790	520,006	531,089	541,999	575,765	596,608	600,209	590,555	591,403	603,570	600,715	592,956		583,332	562,592	564,193	541,930	522,312	507,795	512,100	509,331	506,265	514,702	517,530	511,246	503,720	498,674	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,762	9,790	9,687	9,700	9,256	9,252	9,064	9,040	9,137	8,954	8,958	9,149	9,337	9,919	10,278	10,340	10,173	10,188	10,398	10,349	10,215	10,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	16,690	16,498	16,274	15,881	15,617	15,240	14,741	14,418	13,738	13,628	13,128	13,140	12,956	13,267	13,201	13,098	12,985	12,838	12,426	12,031	11,469		12,087	11,969	11,902	11,821	11,672	11,498	11,523	11,372	11,272	11,091	10,962	10,893	10,797	10,548		10,346	10,123	9,555	9,775	9,925	10,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	16,690	16,498	16,274	15,881	15,617	15,240	14,741	14,418	13,738	13,628	13,128	13,140	12,956	13,267	13,201	13,098	12,985	12,838	12,426	12,031	11,469		12,087	11,969	11,902	11,821	11,672	11,498	11,523	11,372	11,272	11,091	10,962	10,893	10,797	10,548		$ 10,346	$ 10,123	$ 9,555	$ 9,775	$ 9,925	$ 10,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	791,732	782,585	771,982	753,350	740,813	722,936	699,236	683,921	651,691	646,453	622,758	623,308	614,601	629,354	626,185	621,328	615,964	609,006	589,445	570,684	544,044		$ 573,343	$ 567,759	$ 564,584	$ 560,749	$ 553,675	$ 545,422	$ 546,609	$ 539,451	$ 534,689	$ 526,092	$ 520,000	$ 516,720	$ 512,166	$ 500,375	$ 500,000
Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Account Value	$ 15,296	$ 15,119	$ 14,914	$ 14,554	$ 14,312	$ 13,967	$ 13,509	$ 13,213	$ 12,590	$ 12,489	$ 12,031	$ 12,042	$ 11,874	$ 12,159	$ 12,097	$ 12,004	$ 11,900	$ 11,766	$ 11,388	$ 11,025	$ 10,511	$ 10,000